Average Annual Total Returns			12 Months Ended	60 Months Ended		120 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Sound Mind Investing Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.92%		8.34%	7.16%
Sound Mind Investing Fund [Default Label] | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%		14.53%	13.10%
Sound Mind Investing Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.75%		5.76%	4.60%
Sound Mind Investing Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.55%		5.73%	4.82%
Sound Mind Investing Fund [Default Label] | SMI Custom Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.03%		9.61%	9.37%
SMI Multi-Strategy Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.29%	4.99%	6.52%
Performance Inception Date		Apr. 29, 2015
SMI Multi-Strategy Fund [Default Label] | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	13.23%	14.53%
SMI Multi-Strategy Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.70%	4.00%	4.98%
SMI Multi-Strategy Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.99%	3.70%	4.72%
SMI Multi-Strategy Fund [Default Label] | Bloomberg U.S. Aggregate Bond® Index
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	1.26%	(0.33%)
SMI Multi-Strategy Fund [Default Label] | Weighted Index (60% of the S&P 500® Total Return Index and 40% of the Bloomberg U.S. Aggregate Bond® Index)
Prospectus [Line Items]
Average Annual Return, Percent			15.04%	8.55%	8.67%
SMI Dynamic Allocation Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.81%		4.33%	2.71%
SMI Dynamic Allocation Fund [Default Label] | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%		14.53%	13.10%
SMI Dynamic Allocation Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.44%		3.07%	1.94%
SMI Dynamic Allocation Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.00%		3.00%	1.90%
SMI Dynamic Allocation Fund [Default Label] | Bloomberg U.S. Aggregate Bond® Index
Prospectus [Line Items]
Average Annual Return, Percent			1.25%		(0.33%)	1.35%
SMI Dynamic Allocation Fund [Default Label] | Weighted Index (60% of the S&P 500® Total Return Index and 40% of the Bloomberg U.S. Aggregate Bond® Index)
Prospectus [Line Items]
Average Annual Return, Percent			15.04%		8.67%	8.52%

[1]	Custom Index is comprised of 20% Russell 1000® Value Index, 20% Russell 1000® Growth Index, 20% Russell 2000® Value Index, 20% Russell 2000® Growth Index, and 20% MSCI EAFE Index.